FORM N-SAR
                       SEMI-
ANNUAL REPORT
              FORM REGISTERED
INVESTMENT COMPANIES



Report for six month period
ending:          /     /   (a)

          or fiscal year
ending:         12/ 31 / 03
(b)


Is this a transition report?:
(Y/N)           N

Is this an amendment to a
previous filing? (Y/N)
N

Those items or sub-items with
a box"     " after the item
number should be
completed only if the answer
has changed from the previous
filing on this
form.



1.   A.  Registrant Name:
Legg Mason Unit Investment
Trust
     B.  File Number:  811-2880
     C.  Telephone Number:
(410) 539-0000

2.   A.  Street:  100 Light
Street
     B.  City:  Baltimore  C.
State:  Maryland D. Zip Code:
21202
         Zip Ext: 1476
     E.  Foreign Country:
Foreign Postal Code:

3.   Is this the first filing
on this form by Registrant?
(Y/N)  N

4.   Is this the last filing
on this form by Registrant?
(Y/N) N

5.   Is Registrant a small
business investment company
(SBIC)? (Y/N) N
     [If answer is "Y"(Yes),
complete only items 89 through
110.]

6.   Is Registrant a unit
investment trust (UIT)? (Y/N)
Y
     [If answer is "Y" (Yes)
complete only items 111
through 132.]

7.   A.  Is Registrant a
series or multiple portfolio
company? (Y/N)
     [If answer is "N" (No),
go to item 8.]

     B.  How many separate
series or portfolios did
Registrant have at the
end of the period?














For period ending   12/31/03
If Filing more than
one

Page 47, "X" box:
File number 811-2800


UNIT INVESTMENT TRUST

111.  A.     Depositor Name:
Legg Mason Wood Walker, Inc.
      B.     File Number (If
any):   8-01-6767
      C.     City: Baltimore
State:  MD  Zip Code:21202
          Zip Ext.: 1476

              Foreign Country:
Foreign Postal Code:



111. A.        Depositor Name:

     B.        File Number (If
any)

     C.        City:   State:
Zip Code:  Zip Ext.:

               Foreign
Country:  Foreign Postal Code:



112. A.      Sponsor Name:
Legg Mason Wood Walker, Inc.

     B.      File Number (If
any):    8-01-6767

     C.      City:
Baltimore   State:   MD    Zip
Code: 21202
          Zip Ext.: 1476
              Foreign Country:
Foreign Postal Code:



























For period ending   12/31/03
If Filing more
than one

Page 48, "X"
box:
File number 811-2880





111. A.       Trustee Name:
Bank of New York

     B.       City:   New York
State: NY Zip Code:  10286
          Zip Ext.:

              Foreign Country:
Foreign Postal Code:


113. A.       Trustee Name:

     B.       City:  State:
Zip Code: Zip Ext.:

              Foreign Country:
Foreign Postal Code:


114. A.      Principal
Underwriter Name: Legg Mason
Wood Walker, Inc.

     B.      File Number: 8-
01-6767

     C.      City:   Baltimore
State:  MD   Zip Code: 21202
          Zip Ext.:  1476

             Foreign Country:
Foreign Postal Code:


115.  A.    Independent Public
Accountant Name:

      B.    City:       State:
Zip Code:
           Zip Ext.:

            Foreign Country:
Foreign Postal Code:


115.  A.     Independent
Public Accountant Name:

      B.     City:  State:
Zip Code: Zip Ext.:

             Foreign Country:
Foreign Postal Code:













For period ending   12/31/03
If Filing more
than one

Page 49, "X" box:
File number 811- 2880

116.  Family of investment
companies information:

   A.     Is Registrant part
of a family of investment
companies? (Y/N)  Y

   B.     Identify the family
in 10 letters: LEGGMASONW

(Note: In filing this form,
use this identification
consistently for all
investment companies in
family.  This designation is
for purposes of this form
only.)


117. A.   Is Registrant a
separate account of an
insurance company? (Y/N)   N

        If answer is "Y"
(Yes), are any of the
following types of contracts
funded by the Registrant?:

      B.     Variable annuity
contracts? (Y/N)
      C.     Scheduled premium
variable life contracts? (Y/N)
      D.     Flexible premium
variable life contracts? (Y/N)
      E.     Other types of
insurance products registered
under the
             Securities Act of
1933? (Y/N)

118.     State the number of
series existing at the end of
the period that
         had securities
registered under the
Securities Act of 1933    [ 1]

119.     State the number of
new series for which
registration statements
         under the Securities
Act of 1933 became effective
during the period
									[ 0]

120.     State the total value
of the portfolio securities on
the date of
         deposit for the new
series included in item 119
($000's omitted)
									[ 0]

121.     State the number of
series for which a current
prospectus was in
         existence at the end
of the period 				[ 0]

122.     State the number of
existing series for which
additional units were
         registered under the
Securities Act of 1933 during
the current period
									[ 0]

















For period ending   12/31/03
If Filing more
than one

Page 50, "X"
box:
File number 811- 2880

123.     State the total value
of the additional units
considered in
answering item 122 ($000's
omitted)					[$ 0]

124.     State the total value
of units of prior series that
were placed in
the portfolios of subsequent
series during the current
period (the value of
these units is to be measured
on the date they were placed
in the subsequent
series) ($000's omitted) 						[$ 0]

125.     State the total
dollar amount of sales loads
collected(before
reallowances to other brokers
or dealers) by Registrant's
principal
underwriter and any
underwriter which is an
affiliated person of the
principal
underwriter during the current
period solely from the sale of
units of all
series of Registrant ($000's
omitted)					[ $0]

126. Of the amount shown in
item 125, state the total
dollar amount of sales
loads collected from secondary
market operations in
Registrant's units
(include the sales loads, if
any, collected on units of a
prior series placed
in the portfolio of a
subsequent series.) ($000's
omitted)		[$0]

127. List opposite the
appropriate description below
the number of series
whose portfolios are invested
primarily (based upon a
percentage of NAV) in
each type of security shown,
the aggregate total assets at
market value as of
a date at or near the end of
the current period of each
such group of series
and the total income
distributions made by each
such group of series during
the current period (excluding
distributions of realized
gains, if any):


Number of    Total Assets 	 Total Income

Series         ($000's
Distributions

Investing     omitted)
($000'somitted)

A. U.S. Treasury direct issue
B. U.S. Government agency
C. State and municipal tax-
free        1          $ 1,036
$  65
D. Public Utility debt
E. Brokers or dealers debt or
debt
   of brokers' or dealers'
parent
F. All other corporate
intermed.
   & long-term debt
G. All other corporate short-
term
   debt
H. Equity securities of
brokers of
   dealers or parents of
brokers
   or dealers
I. Investment company equity
   securities
J. All other equity securities
K. Other securities
L. Total assets of all series
   of registrant
1          $ 1,036         $
65






For period ending   12/31/03
If Filing more
than one

Page 51, "X" box:
File number 811- 2880


128.  Is the timely payment of
principal and interest on
any of the portfolio
securities held by any of
Registrant's series at
the end of the current period
insured or guaranteed by an
entity other than
the issuer?(Y/N)							[N]

 [If answer is "N" (No), go to
item 131.]

129.  Is the issuer of any
instrument covered in item 128
delinquent or in default as to
payment of principal or
interest at the end of
the current period? (Y/N)

 [If answer is "N" (No), go to
item 131.]

130.  In computations of NAV
or offering price per unit,
is any part of the value
attributed to instruments
identified in item 129
derived from insurance or
guarantees? (Y/N)

131. Total expenses incurred
by all series of Registrant
during the current reporting
period ($000's omitted)			[$ 1]

132. List the "811"
(Investment Company Act of
1940)registration number for
all Series of Registrant that
are being included in this
filing:
								[811-2880]
































SIGNATURE PAGE



     This report is signed on
behalf of the Registrant in
the City of Baltimore
and State of Maryland on the
1st day of March, 2003.




LEGG MASON UNIT INVESTMENT
TRUST

(Name of Registrant)


By: LEGG MASON WOOD WALKER,
INCORPORATED

(Name of Depositor)


/s/Erin K. Morris
/s/Marie K. Karpinski
Witness (Name and Title)
(Name and title of person
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Erin K. Morris
Marie K. Karpinski
Assistant Vice President
Vice President
Legg Mason Wood Walker, Inc.
Legg Mason Wood Walker, Inc.